Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions and Dispositions [Abstract]
Deutsche Banks Ownership Interest following Initial Public Offering of DWS shares [text block table]

Deutsche Bank’s Ownership Interest in DWS and Impact on Shareholders’ Equity

in €	2018
Deutsche Bank’s ownership interest at the time of the IPO	5,991
Net decrease in Deutsche Bank’s ownership interest	(1,229)
Deutsche Bank’s share of net income or loss	239
Deutsche Bank’s share of other comprehensive income	149
Deutsche Bank’s share of other equity changes	37
Deutsche Bank’s ownership interest in DWS at the end of the reporting period	5,187
Excess amount from the IPO	73
Total effect on shareholders' equity from a change in Deutsche Bank's ownership interest in DWS, at the end of the reporting period	5,260

Assets and liabilities disposed [text block table]
in € m.	2018	2017	2016
Cash and cash equivalents	50	47	0
All remaining assets	4,619	848	14,858
Total assets disposed	4,669	895	14,858
Total liabilities disposed	6,035	814	12,250